Quarterly Operating Results (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Operating Results (Unaudited)

21. Quarterly Operating Results (Unaudited)

The interim financial information is unaudited. In the opinion of management, the interim financial information reflects all adjustments necessary for a fair presentation of quarterly financial information. Quarterly results have been influenced by seasonal factors inherent in General Cable’s businesses. The sum of the quarters’ earnings per share amounts may not add to full year earnings per share because each quarter is calculated independently, and the sum of the quarters’ other figures may not add to the full year because of rounding. The Company’s fiscal quarters consist of 13-week periods ending on the Friday nearest to the end of the calendar months of March, June and September.

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2013
Net sales	$1,543.7	$1,659.1	$1,557.1	$1,661.3
Gross profit	156.9	192.8	160.2	193.8
Net income (loss) attributable to Company common shareholders	(45.8)	8.2	5.7	13.8
Net income (loss) attributable to Company common shareholders—for diluted EPS computation	(45.8)	8.3	5.8	13.9
Earnings (loss) per common share—basic	$(0.92)	$0.17	$0.11	$0.28
Earnings (loss) per common share—assuming dilution	$(0.92)	$0.16	$0.11	$0.27

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2012
Net sales	$1,449.5	$1,475.2	$1,512.6	$1,622.2
Gross profit	149.1	173.7	165.4	136.7
Net income (loss) attributable to Company common shareholders	24.9	17.7	(22.9)	(15.7)
Net income (loss) attributable to Company common shareholders—for diluted EPS computation	25.0	17.8	(22.8)	(15.7)
Earnings (loss) per common share—basic	$0.50	$0.36	$(0.46)	$(0.32)
Earnings (loss) per common share—assuming dilution	$0.49	$0.35	$(0.46)	$(0.32)